Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 25, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0
Common Stock, Shares, Outstanding, Ending Balance (in shares)		120,719,340
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10	$ 0.10
Dividends, Preferred Stock, Cash		$ 15,591	$ 15,634
Fourth Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,580
Common Stock Dividends, Shares (in shares)			961,656
First Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,867
Common Stock Dividends, Shares (in shares)			775,947
Fourth Quarter of 2019 [Member]
Dividends, Common Stock, Cash		$ 6,762
Common Stock Dividends, Shares (in shares)		649,928
First Quarter of 2020 [Member]
Dividends, Common Stock, Cash		$ 9,061
Common Stock Dividends, Shares (in shares)		637,516
Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)		$ 17.63
York [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Purchase from York [Member] | York [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares)	2,883,015
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,287,444		3,187,051
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001
Shares Issued, Price Per Share (in dollars per share)		$ 6.2786		$ 5.8056
Series B Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		29,351
Series C Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		26,865
Series D Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		13,458
Series E Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		25,900